Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Gross Carrying Amounts of Loans, Acceptance and Credit Risk Exposures on Loan Commitments and Financial Guarantee Contracts by Internal Risk Ratings) (Details) - CAD ($)
$ in Millions
	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 999,918		$ 961,989
Total allowance for loan losses	8,508		8,689	$ 8,682
Total loans, net of allowance	991,410		953,300
Non-trading loans at fair value	1,000		300
Trading loans at fair value	32,000		30,000
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	902,578		862,929
Total allowance for loan losses	2,862		2,739	2,732
Total loans, net of allowance	899,716		860,190
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	92,197		93,640
Total allowance for loan losses	4,203		4,362	4,288
Total loans, net of allowance	87,994		89,278
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,143		5,420
Total allowance for loan losses	1,443		1,588	1,662
Total loans, net of allowance	3,700		3,832
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	292,598		315,063
Total allowance for loan losses	430	$ 420	357	345	$ 348	$ 365
Total loans, net of allowance	292,168		314,706
Residential mortgages [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	265,471		291,739
Total allowance for loan losses	99	101	102	101	106	116
Total loans, net of allowance	265,372		291,637
Residential mortgages [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,031		22,346
Total allowance for loan losses	226	223	175	171	174	189
Total loans, net of allowance	25,805		22,171
Residential mortgages [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,096		978
Total allowance for loan losses	105	$ 96	80	73	$ 68	$ 60
Total loans, net of allowance	991		898
Residential mortgages [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	201,242		221,933
Residential mortgages [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	200,441		221,168
Residential mortgages [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	801		765
Residential mortgages [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	75,952		78,608
Residential mortgages [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	64,615		70,217
Residential mortgages [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	11,337		8,391
Residential mortgages [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	10,358		9,841
Residential mortgages [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	408		351
Residential mortgages [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	9,950		9,490
Residential mortgages [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,319		4,094
Residential mortgages [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7		3
Residential mortgages [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	3,943		3,700
Residential mortgages [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	369		391
Residential mortgages [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	727		587
Residential mortgages [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	727		587
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	291,421		259,033
Total allowance for loan losses	2,134		2,193	2,132
Total loans, net of allowance	289,287		256,840
Consumer instalment and other personal [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	256,177		221,558
Total allowance for loan losses	746		699	683
Total loans, net of allowance	255,431		220,859
Consumer instalment and other personal [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,092		36,401
Total allowance for loan losses	1,126		1,220	1,187
Total loans, net of allowance	32,966		35,181
Consumer instalment and other personal [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,152		1,074
Total allowance for loan losses	262		274	262
Total loans, net of allowance	890		800
Consumer instalment and other personal [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	136,832		113,101
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	134,218		110,513
Consumer instalment and other personal [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,614		2,588
Consumer instalment and other personal [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	106,532		95,693
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	90,003		75,881
Consumer instalment and other personal [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,529		19,812
Consumer instalment and other personal [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,367		36,549
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,845		29,757
Consumer instalment and other personal [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,522		6,792
Consumer instalment and other personal [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,036		13,064
Consumer instalment and other personal [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,111		5,407
Consumer instalment and other personal [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,427		7,209
Consumer instalment and other personal [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	498		448
Consumer instalment and other personal [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	654		626
Consumer instalment and other personal [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	654		626
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42,104		41,662
Total allowance for loan losses	2,315		2,292	2,232
Total loans, net of allowance	39,789		39,370
Credit card [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	35,766		35,740
Total allowance for loan losses	753		743	728
Total loans, net of allowance	35,013		34,997
Credit card [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,798		5,354
Total allowance for loan losses	1,124		1,089	1,061
Total loans, net of allowance	4,674		4,265
Credit card [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	540		568
Total allowance for loan losses	438		460	$ 443
Total loans, net of allowance	102		108
Credit card [member] | Low Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,253		8,015
Credit card [member] | Low Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,249		8,011
Credit card [member] | Low Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4		4
Credit card [member] | Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,325		12,341
Credit card [member] | Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,218		12,222
Credit card [member] | Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	107		119
Credit card [member] | Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,354		13,682
Credit card [member] | Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,434		12,780
Credit card [member] | Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	920		902
Credit card [member] | High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	8,003		7,475
Credit card [member] | High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,865		2,727
Credit card [member] | High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,767		4,329
Credit card [member] | High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	371		419
Credit card [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	169		149
Credit card [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	169		149
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	373,795		346,231
Total allowance for loan losses	3,629		3,847
Total loans, net of allowance	370,166		342,384
Business and government [member] | Canadian government insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,000		5,000
Business and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	345,164		313,892
Total allowance for loan losses	1,264		1,195
Total loans, net of allowance	343,900		312,697
Business and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	26,276		29,539
Total allowance for loan losses	1,727		1,878
Total loans, net of allowance	24,549		27,661
Business and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,355		2,800
Total allowance for loan losses	638		774
Total loans, net of allowance	1,717		2,026
Business and government [member] | Default [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,244		2,723
Business and government [member] | Default [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,244		2,723
Business and government [member] | Investment Grade Or Low Normal Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	151,873		139,670
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	151,636		139,518
Business and government [member] | Investment Grade Or Low Normal Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	237		152
Business and government [member] | Non Investment Grade Or Medium Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	204,338		187,125
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	192,125		173,836
Business and government [member] | Non Investment Grade Or Medium Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	12,213		13,289
Business and government [member] | Watch And Classified Or High Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,340		16,713
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,403		538
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,826		16,098
Business and government [member] | Watch And Classified Or High Risk [Member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	111		77
Business and government [member] | Non Investment Grade Or Lower Risk [Member] | Guaranteed by government agencies [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	25,000		24,000
Business and government and residential mortgage [member] | With No Allowance For Loan Losses [Member] | Impaired loans [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	199		273
Business and government and residential mortgage [member] | Insured [Member]
Disclosure of detailed information about financial instruments [line items]
Total loans	66,000		69,000
Off-balance sheet credit risks [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	881,856		838,302
Allowance for off-balance sheet credit instruments	1,046		1,052
Total off-balance sheet credit instruments, net of allowance	880,810		837,250
Off-balance sheet credit risks [member] | Retail Exposures [Member] | Personal Lines Of Credit And Credit Card Lines Cancellable And Banks Discretion [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	406,000		401,000
Off-balance sheet credit risks [member] | Non Retail Exposures [Member] | Undrawn Component Of Uncommitted Credit And Liquidity Commitments [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	71,000		67,000
Off-balance sheet credit risks [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	866,059		822,346
Allowance for off-balance sheet credit instruments	471		470
Total off-balance sheet credit instruments, net of allowance	865,588		821,876
Off-balance sheet credit risks [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	15,391		15,613
Allowance for off-balance sheet credit instruments	570		566
Total off-balance sheet credit instruments, net of allowance	14,821		15,047
Off-balance sheet credit risks [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	406		343
Allowance for off-balance sheet credit instruments	5		16
Total off-balance sheet credit instruments, net of allowance	401		327
Off-balance sheet credit risks [member] | Low Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	314,346		320,223
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	313,013		318,759
Off-balance sheet credit risks [member] | Low Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,333		1,464
Off-balance sheet credit risks [member] | Normal Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	73,225		63,711
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	72,005		62,564
Off-balance sheet credit risks [member] | Normal Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,220		1,147
Off-balance sheet credit risks [member] | Medium Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	18,447		17,676
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	17,341		16,381
Off-balance sheet credit risks [member] | Medium Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,106		1,295
Off-balance sheet credit risks [member] | High Risk [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	2,561		2,374
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 1 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,458		1,282
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 2 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,103		1,092
Off-balance sheet credit risks [member] | High Risk [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	406		343
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Default [Member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	406		343
Off-balance sheet credit risks [member] | Investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	353,009		319,274
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	353,009		319,274
Off-balance sheet credit risks [member] | Investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	0		0
Off-balance sheet credit risks [member] | Non investment grade [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	114,298		109,646
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	108,189		103,936
Off-balance sheet credit risks [member] | Non investment grade [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	6,109		5,710
Off-balance sheet credit risks [member] | Watch and classified [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	5,564		5,055
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 1 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	1,044		150
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 2 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	4,520		4,905
Off-balance sheet credit risks [member] | Watch and classified [member] | Stage 3 [member] | Non Retail Exposures [Member]
Disclosure of detailed information about financial instruments [line items]
Off balance sheet credit instruments	$ 0		$ 0